PROPERTY, PLANT AND EQUIPMENT AND CONSTRUCTION IN PROGRESS (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Property, Plant and equipment and Construction in Progress consisted of the following:

	December 31, 2012	December 31, 2011	December 31, 2010
Plant	$1,346,191	$1,346,170	$1,280,820
Furniture and Fixtures	285,562	64,327	61,201
Equipment	12,957,646	8,862,018	905,830
Automobiles	419,951	411,498	391,497
Less: Accumulated Depreciation	(2,613,100)	(1,667,572)	(942,207)
Plant and Equipment, Net	$12,396,250	$9,016,441	$1,697,141

Construction in Progress	$5,300,951	$5,572,511	$1,511,255